Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended		92 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Leased Assets [Line Items]
Lease amendment date	Aug. 01, 2010
Lease expiration date	Jul. 31, 2015
Lease term	5 years
Refundable deposit	$ 11,017		$ 11,017
Rental expense	138,783	130,077	633,237
2014 [Member]
Operating Leased Assets [Line Items]
Monthly rental payment	10,843
2015 [Member]
Operating Leased Assets [Line Items]
Monthly rental payment	$ 11,017